Employee Benefit Plans - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ (483)	$ (490)
Interest income	(25)	(23)
Administration fees disbursements	(15)	(15)
Exchange differences	1	(3)
End of period	(421)	(483)
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	2,174	2,421
Interest income	116	113
Return on plan assets excluding amounts included in interest income	99	(173)
Contributions by employer	32	35
Contributions by employees	3	4
Benefits paid	(195)	(190)
Administration fees disbursements	(16)	(15)
Exchange differences	57	(21)
End of period	2,270	2,174
Funded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(12)	(10)
Administration fees disbursements	(15)	(15)
Funded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	2,174	2,421
Interest income	116	113
Return on plan assets excluding amounts included in interest income	99	(173)
Contributions by employer	6	6
Contributions by employees	3	2
Benefits paid	(169)	(159)
Administration fees disbursements	(16)	(15)
Exchange differences	57	(21)
End of period	2,270	2,174
Unfunded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(11)	(11)
Administration fees disbursements	0	0
Unfunded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	0	0
Interest income	0	0
Return on plan assets excluding amounts included in interest income	0	0
Contributions by employer	22	22
Contributions by employees	0	0
Benefits paid	(22)	(22)
Administration fees disbursements	0	0
Exchange differences	0	0
End of period	0	0
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	(60)	(72)
Interest income	(2)	(2)
Administration fees disbursements	0	0
Exchange differences	1	(3)
End of period	(59)	(60)
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	0	0
Interest income	0	0
Return on plan assets excluding amounts included in interest income	0	0
Contributions by employer	4	7
Contributions by employees	0	2
Benefits paid	(4)	(9)
Administration fees disbursements	0	0
Exchange differences	0	0
End of period	$ 0	$ 0